Commitments and Contingencies (Tables)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Dec. 31, 2013 Inventergy Inc [Member]
Concentrations Commitments And Contingencies [Line Items]
Future minimum annual lease payments
Future minimum annual lease payments at July 31, 2013 under non-cancelable operating lease agreements with remaining terms greater than one year are as follows (dollars in thousands):

Amount
2014	$110
2015	116
2016	112
2017	111
2018	111
Thereafter	112
Total	$672

Future minimum annual lease payments at July 31, 2013 under non-cancelable operating lease agreements with remaining terms greater than one year are as follows (dollars in thousands):

Amount
2014	$110
2015	116
2016	112
2017	111
2018	111
Thereafter	112
Total	$672

Future guaranteed payments
Years ending December 31:

2015	$3,000,000
2016	5,000,000
2017	10,000,000
Less: discount to present value	(4,489,822)

Guaranteed payments, net of discount	$13,510,178